Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [abstract]
Net loss	$ (50,608)	$ (71,549)	$ (131,643)	$ (195,645)
Weighted average number of ordinary shares outstanding	78,372,680	76,739,770	77,374,388	76,730,117
Net loss per share, basic (in USD per share)	$ (0.65)	$ (0.93)	$ (1.70)	$ (2.55)
Net loss per share, diluted (in dollars per share)	$ (0.65)	$ (0.93)	$ (1.70)	$ (2.55)